Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details of inventories
Goods for resale	€ 139,738	€ 118,876
Raw materials and supplies	766,089	647,399
Work in progress and semi-finished goods	921,240	744,436
Finished goods	515,523	438,649
Total inventories	2,342,590	1,949,360
Inventory provision
Movement in the inventory provision
Balance at 1 January	48,840	35,764	€ 33,069
Net charge for the year	42,096	10,398	8,232
Cancellations for the year	(118)	(558)	(357)
Translation differences	13,433	3,236	(5,180)
Balance at 31 December	€ 104,251	€ 48,840	€ 35,764